Income Taxes - Schedule of Cash Paid For Income Taxes (Net Of Refunds) (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Cash Paid For Income Taxes (Net Of Refunds) [Line Items]
Total income taxes paid, net of refunds	$ 6,119	$ 430,308
BVI [Member]
Schedule of Cash Paid For Income Taxes (Net Of Refunds) [Line Items]
Total income taxes paid, net of refunds
Hong Kong [Member]
Schedule of Cash Paid For Income Taxes (Net Of Refunds) [Line Items]
Total income taxes paid, net of refunds	6,119
The PRC [Member]
Schedule of Cash Paid For Income Taxes (Net Of Refunds) [Line Items]
Total income taxes paid, net of refunds
Cayman Islands [Member]
Schedule of Cash Paid For Income Taxes (Net Of Refunds) [Line Items]
Total income taxes paid, net of refunds